Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	16 Months Ended	40 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bahl & Gaynor Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Dividend ETF NAV
Average Annual Return, Percent	(2.34%)
Bahl & Gaynor Income Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Income Growth ETF NAV
Average Annual Return, Percent		16.87%	15.69%
Bahl & Gaynor Small Cap Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Small Cap Dividend ETF NAV
Average Annual Return, Percent	(6.88%)
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV
Average Annual Return, Percent		17.56%		6.47%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(3.26%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%	24.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(3.26%)
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent	(6.75%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%		10.02%
Russell 2500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Total Return
Average Annual Return, Percent		12.00%		2.61%